Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 256	$ 256	$ 243
Additions charged to bad debt expense	216	185	195
Write-offs charged to allowance	(311)	(185)	(182)
Ending balance	$ 161	$ 256	$ 256